Operating Lease Liabilities (Details) - Schedule of operating lease liabilities - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Total operating lease liabilities		$ 3,316,134	$ 3,264,297
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[1]	1,710,552	1,691,744
Hotel [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[2]	1,383,040	1,572,553
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of operating lease liabilities [Line Items]
Operating lease liabilities	[3]	$ 222,542

[1]	The lease agreement was entered into on December 22, 2017, bears interest at about 4.1239% and will be matured on December 31, 2037. As of June 30, 2020, the Company has paid $635,638 for the first installment.
[2]	The lease agreement of hotel was entered on December 19, 2018, bears interest at about 3.2265% and will mature on September 30, 2028. As of June 30, 2020, the Company has paid $145,263 for the first year installment and $495,740 for the lease transfer income to the original lessee.
[3]	The lease agreement was entered into on November 25, 2019, bears interest at about 3.1365% and will be matured on November 24, 2029. As of June 30, 2020, the Company has paid $28,452 for the first installment.